Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 26, 2012
Registrant Name	dei_EntityRegistrantName	VICTORY PORTFOLIOS
Central Index Key	dei_EntityCentralIndexKey	0000802716
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2012
Victory Dividend Growth Fund (Prospectus Summary) | Victory Dividend Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VDGAX
Victory Dividend Growth Fund (Prospectus Summary) | Victory Dividend Growth Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VDGCX
Victory Dividend Growth Fund (Prospectus Summary) | Victory Dividend Growth Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VDGIX
Victory Dividend Growth Fund (Prospectus Summary) | Victory Dividend Growth Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VDGRX
Victory Dividend Growth Fund (Prospectus Summary) | Victory Dividend Growth Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VDGYX